INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended		9 Months Ended				9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Patents	Sep. 30, 2012 Patents	Dec. 31, 2012 Patents	Dec. 31, 2011 Patents	Sep. 30, 2013 Patents, Technology and Other Intangibles
Intangible Assets
Estimated useful lives							10 years
Intangible assets, gross			$ 3,563,541		$ 3,553,651	$ 157,865
Accumulated Amortization			(401,768)		(135,030)
Patents		147,908	3,161,773		3,418,621
Amortization expense	$ 0	$ 7,558	$ 266,738	$ 55,288